Label	Element	Value
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.43%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,037
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,362
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.18%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	719
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,682
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,682
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.36%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,819
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.11%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,545
(Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) | Allspring Emerging Markets Equity Advantage Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,427

[1]	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.43% for Class A, 2.18% for Class C, 1.01% for Class R6, 1.36% for Administrator Class and 1.11% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.